UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  June 30, 2004

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: 1706 ALLEGHENY TOWER
         625 STANWIX STREET
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          July 30,2004


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        52
FORM 13F INFORMATION VALUE TOTAL:              $324079

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME

FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
.................................................................................
Abbott Labs     Common	002824100   1834     44983   Sole		     44983
Agilent Tech    Common  00846u101    219      7470   Sole                     7470
Am. Intl. Gr	Common	026874107    587      8241   Sole                     8241
Amgen Inc.      Common  031162100    310      5672   Sole                     5672
Anheuser Busch  Common  035229103    566     10479   Sole                    10479
Automatic Data 	Common	053015103   4493    107285   Sole                   107285
Berkshire Hath	Common	084670108  70271       790   Sole                      790
Berkshire Hath	Common	084670207   7970      2697   Sole                     2697
Bristol-Myers 	Common	110122108    482     19660   Sole                    19660
Buckeye PartnersL.P.    118230101    266      6550   Sole                     6550
Chevron Texaco  Common	166764100    676      7179   Sole                     7179
Cisco Systems	Common	17275R102   6438    271634   Sole                   271634
Coca-Cola Co.	Common	191216100  16336    323616   Sole                   323616
Emerson Elec.	Common	291011104    547      8605   Sole                     8605
ExxonMobil	Common	30231G102   3119     70241   Sole                    70241
First Data      Common	319963104  24331    546520   Sole                   546520
General ElectricCommon	369604103  11054    341160   Sole                   341160
Gillette Co.	Common	375766102  23064    543965   Sole                   543965
Hewlett Packard	Common	428236103   1456     68988   Sole                    68988
H.J. Heinz Co.	Common	423074103   1381     35238   Sole		     35238
IBM		Common	459200101    950     10776   Sole                    10776
Intel Corp.	Common	458140100   7943    287787   Sole                   287787
Johnson & JohnsoCommon	478160104  19680    353316   Sole                   353316
Linear TechnologCommon	535678106  22070    559160   Sole		    559160
Lexmark Int'l   Common  529771107    339      3510   Sole                     3510
MBNA Corp       Common  55262L100    257      9962   Sole                     9962
Medco Health    Common  58405U102    253      6737   Sole                     6737
Medtronic	Common	585055106  13763    282491   Sole                   282491
Mellon FinancialCommon  58551A108    249      8486   Sole                     8486
Merck & Co.	Common	589331107   4232     89087   Sole                    89087
Microsoft	Common	594918104  11498    402582   Sole                   402582
3M Company 	Common	604059105   1662     18468   Sole                    18468
Moody's Corp.	Common	615369105  24924    385465   Sole		    385465
National City 	Common	635405103   1509     43096   Sole                    43096
Nortel Networks COmmon  656568102     78     15680   Sole                    15680
Old REpublic IntCommon	680223104    213      9000   Sole                     9000
Paychex Inc     Common  704326107    410     12112   Sole                    12112
PepsiCo		Common	713448108   1088     20185   Sole                    20185
Pfizer Inc.	Common	717081103   4493    131062   Sole                   131062
PPG Industries	Common	693506107    434      6946   Sole                     6946
Procter & GambleCommon	742718109   1997     36674   Sole                    36674
Royal Dutch PetrCommon  780257804    218      4225   Sole                     4225
Sara Lee Corp	Common	803111103    221      9600   Sole                     9600
Teppco Partners L.P.	872384102    289      7600   Sole                     7600
Unitrin, Inc.   Common  913275103    321      7540   Sole                     7540
Valspar Corp.	Common	920355104    307      6100   Sole                     6100
Walgreen Co.	Common	931422109  17097    472170   Sole                   472170
Wal-mart Stores Common  931142103    670     12691   Sole                    12691
Walt Disney Co.	Common	254687106    574     22521   Sole                    22521
Wells Fargo     Common  949746101    229      4000   Sole                     4000
Wm. Wrigley Jr. Common	982526105   9812    155630   Sole                   155630
Wyeth           Common  983024100    899     24848   Sole                    24848